UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22005

Wells Fargo Advantage Global Dividend Opportunity Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for Wells Fargo Advantage Global Dividend

Opportunity Fund. The Fund has an October 31 fiscal year end.

Date of reporting period: July 31, 2013

ITEM 1. INVESTMENTS

Wells Fargo Advantage Global Dividend Opportunity Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 75.46%

Brazil : 1.21%
Telefonica Brasil ADR (Telecommunication Services, Diversified Telecommunication Services)	228,950	$4,915,557

France : 15.53%
Lagardere SCA (Consumer Discretionary, Media)	795,000	25,155,684
Natixis (Financials, Capital Markets)	4,000,000	20,407,566
Suez Environnement Company SA (Industrials, Commercial Services & Supplies)	1,160,000	16,442,857
Veolia Environnement SA (Utilities, Multi-Utilities)	65,045	872,681

		62,878,788

Germany : 3.32%
Deutsche Post AG (Industrials, Air Freight & Logistics)	480,000	13,454,626

Italy : 8.02%
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	200,000	4,419,422
Hera SpA (Utilities, Electric Utilities)	9,080,402	18,361,769
Terna SpA (Utilities, Electric Utilities)	2,175,000	9,693,261

		32,474,452

Netherlands : 0.25%
VimpelCom Limited ADR (Telecommunication Services, Wireless Telecommunication Services)	100,000	1,001,000

Norway : 1.05%
Seadrill Limited (Energy, Energy Equipment & Services)	100,000	4,268,000

Spain : 6.07%
Red Electrica de Espana SA (Utilities, Electric Utilities)	440,000	24,558,523

Sweden : 2.50%
Tele2 AB B Shares (Telecommunication Services, Wireless Telecommunication Services)	789,979	10,119,934

Taiwan : 4.98%
ASUSTeK Computer Incorporated (Information Technology, Computers & Peripherals)	1,000	8,737
Chunghwa Telecom Limited ADR (Telecommunication Services, Diversified Telecommunication Services)	628,493	20,155,771
Formosan Rubber Group Incorporated (Materials, Chemicals)	1,000	787

		20,165,295

United Kingdom : 8.28%
KNOT Offshore Partners LP (Energy, Oil, Gas & Consumable Fuels)	20,000	484,800
National Grid plc (Utilities, Electric Utilities)	250,000	2,991,158
Severn Trent plc (Utilities, Water Utilities)	400,000	10,788,707
United Utilities Group plc (Utilities, Water Utilities)	390,223	4,283,018
Vodafone Group plc ADR (Telecommunication Services, Wireless Telecommunication Services)	500,000	14,975,000

		33,522,683

United States : 24.25%
AG Mortgage Investment Trust Incorporated (Financials, REITs)	20,000	362,800
Ameresco Incorporated Class A (Industrials, Construction & Engineering)†	131,000	1,197,340
Ashford Hospitality Trust (Financials, REITs)	885,500	10,333,785
Chatham Lodging Trust (Financials, REITs)	600,000	10,476,000
Convergys Corporation (Information Technology, IT Services)	25,000	473,250
CorEnergy Infrastructure Trust (Financials, Capital Markets)	50,000	380,000
DISH Network Corporation (Consumer Discretionary, Media)	300,000	13,395,000
Excel Trust Incorporated (Financials, REITs)	1,035,000	13,434,300
Freeport-McMoRan Copper & Gold Incorporated Class B (Materials, Metals & Mining)	1,477	41,770
Hatteras Financial Corporation (Financials, REITs)	300,000	6,027,000
Kite Realty Group Trust Series A (Financials, REITs)	25,000	651,500

1

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Global Dividend Opportunity Fund

Security name		Shares	Value
United States (continued)
NorthStar Realty Finance Corporation (Financials, REITs)		50,000	$490,000
PG&E Corporation (Utilities, Multi-Utilities)		55,000	2,523,950
Physicians Realty Trust (Financials, REITs)†		250,000	2,875,000
Preferred Apartment Communities Incorporated (Financials, REITs)		405,000	3,559,950
Public Service Enterprise Group Incorporated (Utilities, Multi-Utilities)		100,000	3,379,000
Ryman Hospitality Properties Incorporated (Financials, REITs)		13,170	490,583
SAIC Incorporated (Information Technology, IT Services)		1,000,000	15,290,000
SCANA Corporation (Utilities, Multi-Utilities)		50,000	2,595,500
Shenandoah Telecommunications Company (Telecommunication Services, Wireless Telecommunication Services)		249,999	4,817,481
Strategic Hotel & Resorts Incorporated (Financials, REITs)†		500,000	4,430,000
Whitestone REIT (Financials, REITs)		60,000	970,800
			98,195,009

Total Common Stocks (Cost $293,311,078)			305,553,867

Investment Companies : 0.54%
Tortoise MLP Fund Incorporated		75,000	2,205,000

Total Investment Companies (Cost $1,875,000)			2,205,000

	Dividend yield
Preferred Stocks : 18.59%

Bermuda : 0.16%
Maiden Holding Limited Series A (Financials, Insurance)	8.25%	25,000	649,000

United States : 18.43%
AG Mortgage Investment Trust Incorporated Series B (Financials, REITs)	8.00	125,000	2,953,750
Arbor Realty Trust Incorporated (Financials, REITs)	7.75	48,000	1,180,320
Ares Capital Corporation (Financials, Capital Markets)	5.88	15,000	373,050
Argo Group US Incorporated (Financials, Insurance)	6.50	29,000	692,810
Arlington Asset Investment (Financials, Capital Markets)	6.63	110,000	2,640,000
Astoria Financial Corporation Series C (Financials, Thrifts & Mortgage Finance)	6.50	40,000	971,200
Bank of America Corporation Series 5 (Financials, Commercial Banks) ±	4.56	40,000	888,800
Callon Petroleum Company (Energy, Oil, Gas & Consumable Fuels)	10.00	150,000	6,607,500
Citigroup Capital X (Financials, Commercial Banks)	6.10	469	11,823
Commonwealth REIT (Financials, REITs)	5.75	50,000	1,082,000
Customers Bancorp Incorporated (Financials, Commercial Banks)	6.38	150,000	3,787,500
Deutsche Bank Contingent Capital Trust III (Financials, Commercial Banks)	7.60	20,000	533,200
Discover Financial Services Series B (Financials, Consumer Finance)	6.50	69,000	1,724,310
DTE Energy Company Series Q (Utilities, Multi-Utilities)	5.25	74,300	1,734,162
DTE Energy Company Series Z (Utilities, Multi-Utilities)	6.50	26,900	693,751
Dynex Capital Incorporated Series A (Financials, REITs)	8.50	75,000	1,887,000
Entergy Arkansas Incorporated (Utilities, Electric Utilities)	4.90	100,000	2,061,000
Entergy Louisiana LLC (Energy, Electric Utilities)	4.70	75,000	1,488,000
First Republic Bank Series B (Financials, Commercial Banks)	6.20	20,000	500,000
First Republic Bank Series C (Financials, Commercial Banks)	5.63	47,500	1,111,500
Hanover Insurance Group (Financials, Insurance)	6.35	37,100	857,010
Hercules Technology Grow Capital Incorporated (Financials, Capital Markets)	7.00	45,000	1,147,050
Magnum Hunter Resources Corporation (Energy, Oil, Gas & Consumable Fuels)	8.00	75,000	1,863,750
NextEra Energy Capital Holding Incorporated Series I (Utilities, Electric Utilities)	5.13	243,000	5,224,500

2

Wells Fargo Advantage Global Dividend Opportunity Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Dividend yield	Shares	Value
United States (continued)
NextEra Energy Capital Holding Incorporated Series J (Utilities, Electric Utilities)	5.00%	213,000	$4,426,140
Northstar Realty Finance Corporation Series C (Financials, REITs)	8.88	55,000	1,399,750
PG&E Corporation Series D (Utilities, Multi-Utilities)	5.00	186,000	4,521,660
Qwest Corporation (Telecommunication Services, Diversified Telecommunication Services)	6.13	65,000	1,465,100
Red Lion Hotels Capital Trust (Consumer Discretionary, Hotels, Restaurants & Leisure)	9.50	80,000	2,071,200
Resource Capital Corporation Series A (Financials, REITs)	8.50	30,000	757,500
Resource Capital Corporation Series B (Financials, REITs)	8.25	25,000	606,250
SCE Trust I (Utilities, Electric Utilities)	5.63	60,000	1,367,400
SCE Trust II (Utilities, Electric Utilities)	5.10	250,000	5,307,500
Selective Insurance Group (Financials, Insurance)	5.88	150,000	3,300,000
TCF Financial Corporation Series B (Financials, Commercial Banks)	6.45	35,000	850,500
Triangle Capital Corporation (Financials, Capital Markets)	6.38	55,000	1,366,750
Vanguard Natural Resources LLC (Energy, Oil, Gas & Consumable Fuels)	7.88	138,500	3,545,600
Winthrop Realty Trust Series D (Financials, REITs)	9.25	60,000	1,621,200

			74,620,536

Total Preferred Stocks (Cost $79,219,392)			75,269,536

	Yield
Short-Term Investments : 3.10%

Investment Companies : 3.10%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%	12,533,404	12,533,404

Total Short-Term Investments (Cost $12,533,404)			12,533,404

Total investments in securities (Cost $386,938,874)*	97.69%		395,561,807

Other assets and liabilities, net	2.31		9,342,171

Total net assets	100.00%		$404,903,978

†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $387,633,391 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$28,571,527
Gross unrealized depreciation	(20,643,111)

Net unrealized appreciation	$7,928,416

3

Wells Fargo Advantage Global Dividend Opportunity Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On July 31, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Options

The Fund may be subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indices. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment, the value of which is subsequently adjusted based on the current market value of the option. Premiums paid for purchased options that expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$305,553,867	$0	$0	$305,553,867
Investment companies	2,205,000	0	0	2,205,000
Preferred stocks	71,723,936	3,545,600	0	75,269,536
Short-term investments
Investment companies	12,533,404	0	0	12,533,404

	$392,016,207	$3,545,600	$0	$395,561,807

As of July 31, 2013, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Written options	$0	$(555,467)	0	$(555,467)

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of July 31, 2013, the Fund entered into written options for economic hedging purposes. Open call options written at July 31, 2013 were as follow for the Fund:

Expiration date		Number of contracts	Strike price	Value
8-16-2013	DAX Index	356	8,619 EUR	$(25,866)
8-16-2013	EEM Equity Index	4,943	41 USD	(16,888)
8-16-2013	FTSE MIB Index	370	16,871 EUR	(160,944)
8-16-2013	IBEX Index	1,868	8,685 EUR	(114,025)
8-16-2013	NKY Index	132	15,728 JPY	(13,974)
8-16-2013	OMX Index	1,052	1,260 SEK	(71,885)
8-16-2013	RTY Index	185	1,084 USD	(21,089)
8-16-2013	SX5E Index	547	2,809 EUR	(130,796)

As of July 31, 2013, the Fund had segregated $509,000 as cash collateral for written options.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Certificate of participation

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial development revenue

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SKK — Slovakian koruna

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Global Dividend Opportunity Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Global Dividend Opportunity Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Advantage Global Dividend Opportunity Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	September 25, 2013

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	September 25, 2013